Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of changes in liability for product warranty

Balance at January 1, 2016	$940
Provision for warranties issued during the year	2,984
Reduction for payments and costs to satisfy claims	(1,905)

Balance at December 31, 2016	2,019

Provision for warranties issued during the year	2,807
Reduction for payments and costs to satisfy claims	(3,049)

Balance at December 31, 2017	$1,777

Schedule of fair value method for share-based compensation awards
	Year ended December 31,
	2015	2016	2017

Suboptimal exercise multiple	2.0-2.5	1.0-1.5	1.0-1.5
Risk free interest rate	0.2%-2.2%	0.3%-2.2%	2.2%-2.3%
Volatility	50%-55%	54%-56%	51%-53%
Dividend yield	0%	0%	0%